Note 6- Short-term Borrowings	6 Months Ended
Jun. 30, 2011
Debt Disclosure [Text Block]

Note 6- Short-term Borrowings

Short-term borrowings were as follows.

	Six months ended June 30, 2011	Year ended December 31, 2010
($ in Thousands)
Securities sold under repurchase agreements	$ 9,630	$ 9,512
Federal Home Loan Bank open line of credit	2,500	0
Total short-term borrowings	$ 12,130	$ 9,512

The Company pledges U.S. agency securities available-for-sale as collateral for repurchase agreements.  The fair value of securities pledged for short-term borrowings totaled $13,860 at June 30, 2011 and $14,032 at December 31, 2010.

The following information relates to federal funds purchased, securities sold under repurchase agreements, and Federal Home Loan Bank open line of credit for the following periods.

	Six months ended June 30, 2011	Year ended December 31, 2010
Weighted average rate	0.46%	0.49%
For the year:
Highest month-end balance	$ 12,130	$ 18,329
Daily average balance	$ 10,254	$ 10,411
Weighted average rate	0.50%	0.69%